Statutory reserve	12 Months Ended
Dec. 31, 2011
Statutory reserve

Note 15 - Statutory reserve

Statutory reserves

The laws and regulations of the PRC require that before an enterprise distributes profits to its partners, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations in proportions determined at the discretion of the Board of Directors after the statutory reserves.

 Surplus reserve fund

As stipulated by the Company Law of the PRC, as applicable to Chinese companies with foreign ownership, net income after taxation can only be distributed as dividends after appropriation has been made for the following:

1.	Making up cumulative prior years’ losses, if any;

2.	Allocations to the “Statutory surplus reserve” of at least 10% of income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the company’s registered capital; and

3.	Allocations to the discretionary surplus reserve, if approved in the shareholders’ general meeting.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.